COHEN & STEERS ALTERNATIVE INCOME FUND, INC.

SCHEDULE OF INVESTMENTS

January 31, 2022 (Unaudited)

		Shares	Value
CLOSED-END FUNDS	1.4%
MASTER LIMITED PARTNERSHIPS	0.5%
Kayne Anderson MLP Investment Company		48,910	$410,355

U.S. GENERAL EQUITY	0.9%
Adams Diversified Equity Fund, Inc.		38,440	708,834

TOTAL CLOSED-END FUNDS (Identified cost—$1,195,826)			1,119,189

COMMON STOCK	48.1%
AIRPORTS—FOREIGN	1.1%
Aena SME SA, 144A (Spain)(a),(b)		3,572	577,173
Auckland International Airport Ltd. (New Zealand)(b)		27,950	132,676
Beijing Capital International Airport Co., Ltd., Class H (China)(b)		264,000	176,253

			886,102

COMMUNICATIONS	5.9%
TOWERS	5.1%
American Tower Corp.		8,772	2,206,158
Crown Castle International Corp.		8,363	1,526,331
SBA Communications Corp.		684	222,601

			3,955,090

TOWERS—FOREIGN	0.8%
Cellnex Telecom SA, 144A (Spain)(a)		14,823	672,158

TOTAL COMMUNICATIONS			4,627,248

ELECTRIC	2.6%
CenterPoint Energy, Inc.		8,566	242,932
Evergy, Inc.		3,071	199,492
Eversource Energy		3,248	290,663
PG&E Corp.(b)		40,927	523,456
PNM Resources, Inc.		7,021	314,611
Portland General Electric Co.		2,088	109,704
Public Service Enterprise Group, Inc.		5,141	342,031

			2,022,889

ELECTRIC—FOREIGN	1.7%
China Longyuan Power Group Corp. Ltd. (China)		136,000	277,479
Daiwa House REIT Investment Corp. (Japan)		38	113,201
Elia Group SA/NV (Belgium)		1,841	248,433
Hydro One Ltd., 144A (Canada)(a)		8,804	227,450
National Grid PLC (United Kingdom)		30,569	447,314

			1,313,877

		Shares	Value
ENERGY	1.2%
GAS—DISTRIBUTION—FOREIGN	0.6%
Enn Energy Holdings Ltd. (China)		15,400	$245,172
Snam S.p.A. (Italy)		36,960	207,112

			452,284

OIL & GAS—FOREIGN	0.6%
Suncor Energy, Inc. (Canada)		15,922	454,932

TOTAL ENERGY			907,216

ENVIRONMENTAL SERVICES	0.3%
Waste Management, Inc.		1,433	215,580

INFRASTRUCTURE	0.5%
Norfolk Southern Corp.		1,329	361,475

INFRASTRUCTURE—FOREIGN	0.1%
Atlas Arteria Ltd. (Australia)(c)		23,389	108,570

MARINE PORTS—FOREIGN	1.4%
China Merchants Port Holdings Co., Ltd. (China)		188,000	347,456
COSCO SHIPPING Ports Ltd. (China)		558,000	444,504
Santos Brasil Participacoes SA (Brazil)		227,302	298,783

			1,090,743

MATERIALS—METALS & MINING—FOREIGN	2.5%
Anglo American PLC (South Africa)		15,910	701,400
BHP Group Ltd. (Australia)		20,399	643,890
Kirkland Lake Gold Ltd. (Canada)		15,454	582,101

			1,927,391

PIPELINES	2.3%
Cheniere Energy, Inc.		7,209	806,687
Targa Resources Corp.		16,834	994,553

			1,801,240

PIPELINES—C-CORP	0.9%
DT Midstream, Inc.		12,931	668,533

PIPELINES—FOREIGN	4.1%
Enbridge, Inc. (Canada)		51,555	2,179,574
TC Energy Corp. (Canada)		15,134	781,494
Tidewater Renewables Ltd. (Canada)(b)		21,678	218,460

			3,179,528

		Shares	Value
RAILWAYS—FOREIGN	0.5%
Canadian National Railway Co. (Canada)		1,848	$225,237
West Japan Railway Co. (Japan)		4,200	175,996

			401,233

REAL ESTATE	15.3%
DATA CENTERS	0.8%
Digital Realty Trust, Inc.		3,913	583,937
Equinix, Inc.		73	52,918

			636,855

DATA CENTERS—FOREIGN	0.3%
Digital Core REIT Management Pte Ltd. (Singapore)(b)		42,768	50,038
NEXTDC Ltd. (Australia)(b)		19,088	146,462

			196,500

DIVERSIFIED—FOREIGN	2.4%
Activia Properties, Inc. (Japan)		16	54,158
British Land Co., PLC/The (United Kingdom)		9,918	74,162
Capitaland Investment Ltd. (Singapore)(b)		32,800	84,160
Castellum AB (Sweden)		5,863	138,096
Charter Hall Group (Australia)		10,742	128,666
CK Asset Holdings Ltd. (Hong Kong)		9,500	63,416
Dexus (Australia)		12,153	88,473
Hysan Development Co., Ltd. (Hong Kong)		22,000	67,436
ICADE (France)		1,375	99,284
Merlin Properties Socimi SA (Spain)		10,809	122,190
Mirvac Group (Australia)		45,414	84,160
Mitsui Fudosan Co., Ltd. (Japan)		13,300	285,116
Nomura Real Estate Holdings, Inc. (Japan)		4,100	96,009
Nomura Real Estate Master Fund, Inc. (Japan)		65	90,183
NSI NV (Netherlands)		1,472	61,039
Sun Hung Kai Properties Ltd. (Hong Kong)		11,000	134,206
Tokyu Fudosan Holdings Corp. (Japan)		7,900	43,278
United Urban Investment Corp. (Japan)		133	157,147

			1,871,179

HEALTH CARE	1.3%
Healthcare Trust of America, Inc., Class A		2,278	74,149
Healthpeak Properties, Inc.		3,134	110,849

		Shares	Value
Ventas, Inc.		3,812	$202,112
Welltower, Inc.		7,155	619,838

			1,006,948

HEALTH CARE—FOREIGN	0.3%
Assura PLC (United Kingdom)		110,520	99,963
HealthCo REIT (Australia)		28,737	38,761
Parkway Life Real Estate Investment Trust (Singapore)		26,526	94,339

			233,063

HOTEL	0.4%
Host Hotels & Resorts, Inc.(b)		4,507	78,151
Ryman Hospitality Properties, Inc.(b)		3,030	267,852

			346,003

HOTEL—FOREIGN	0.0%
Invincible Investment Corp. (Japan)		118	37,171

INDUSTRIALS	1.4%
Americold Realty Trust		3,128	88,992
Duke Realty Corp.		9,984	576,875
First Industrial Realty Trust, Inc.		490	29,782
Prologis, Inc.		2,312	362,568

			1,058,217

INDUSTRIALS—FOREIGN	1.0%
Catena AB (Sweden)		2,618	148,607
CTP NV, 144A (Netherlands)(a)		1,975	40,176
ESR Cayman Ltd., 144A (China)(a),(b)		15,800	53,573
Frasers Logistics & Commercial Trust (Singapore)		99,500	101,226
Goodman Group (Australia)		3,143	51,896
LaSalle Logiport REIT (Japan)		61	97,581
LondonMetric Property PLC (United Kingdom)		8,396	30,252
Segro PLC (United Kingdom)		6,006	105,884
Tritax Big Box REIT PLC (United Kingdom)		29,695	95,251
Urban Logistics REIT PLC (United Kingdom)		22,722	53,631

			778,077

NET LEASE	0.6%
NETSTREIT Corp.		7,090	160,234
Spirit Realty Capital, Inc.		2,659	126,196
VICI Properties, Inc.		5,081	145,418

			431,848

		Shares	Value
NET LEASE—FOREIGN	0.1%
ARGAN SA (France)		937	$117,899

OFFICE—FOREIGN	0.4%
Cofinimmo SA (Belgium)		343	50,600
Daiwa Office Investment Corp. (Japan)		16	100,251
Keppel REIT (Singapore)		92,400	77,011
Workspace Group PLC (United Kingdom)		4,388	50,140

			278,002

RESIDENTIAL	2.8%
APARTMENT	1.4%
Apartment Income REIT Corp.		5,482	289,559
AvalonBay Communities, Inc.		1,617	394,920
Highwoods Properties, Inc.		2,628	113,319
UDR, Inc.		5,441	309,267

			1,107,065

APARTMENT—FOREIGN	0.9%
Aedifica SA (Belgium)		424	50,996
LEG Immobilien SE (Germany)		380	50,410
Tricon Residential, Inc. (Canada)		9,150	134,413
Vonovia SE (Germany)		6,802	387,413
Wharf Real Estate Investment Co., Ltd. (Hong Kong)		19,000	90,365

			713,597

MANUFACTURED HOME	0.1%
Sun Communities, Inc.		333	62,924

SINGLE FAMILY	0.4%
Invitation Homes, Inc.		7,402	310,736

TOTAL RESIDENTIAL			2,194,322

RETAIL—FOREIGN	0.8%
CapitaLand Integrated Commercial Trust (Singapore)		41,296	59,536
Eurocommercial Properties NV (Netherlands)		2,705	65,414
Japan Retail Fund Investment Corp. (Japan)		76	64,046
Klepierre SA (France)(b)		5,629	149,722
Link REIT (Hong Kong)		16,883	144,949
SmartCentres Real Estate Investment Trust (Canada)		4,024	97,312
Unibail-Rodamco-Westfield (France)(b)		356	27,126

			608,105

		Shares	Value
SELF STORAGE	1.3%
CubeSmart		6,031	$306,013
Public Storage		2,033	728,891

			1,034,904

SELF STORAGE—FOREIGN	0.2%
National Storage REIT (Australia)		39,047	68,452
Safestore Holdings PLC (United Kingdom)		6,652	114,051

			182,503

SHOPPING CENTERS	1.1%
COMMUNITY CENTER	0.5%
Kite Realty Group Trust		19,102	398,850

REGIONAL MALL	0.6%
Simon Property Group, Inc.		2,886	424,819

TOTAL SHOPPING CENTERS			823,669

SPECIALTY	0.1%
Lamar Advertising Co., Class A		1,043	115,523

TOTAL REAL ESTATE			11,950,788

RENEWABLE ENERGY	1.1%
Clearway Energy, Inc.		7,400	249,232
Renewable Energy Group, Inc.(b)		14,593	587,514

			836,746

TOLL ROADS—FOREIGN	2.5%
Transurban Group (Australia)(c)		44,150	390,031
Vinci SA (France)		12,595	1,380,494
Zhejiang Expressway Co., Ltd., (Class H)(China)		184,000	157,639

			1,928,164

UTILITIES	4.1%
ELECTRIC	1.4%
NextEra Energy, Inc.		1,924	150,303
Sempra Energy		7,019	969,745

			1,120,048

GAS	0.7%
Atmos Energy Corp.		2,036	218,300
NiSource, Inc.		11,721	342,019

			560,319

		Shares	Value
GAS—FOREIGN	0.1%
China Suntien Green Energy Corp. Ltd (China)		113,000	$68,857

MULTI-UTILITIES—FOREIGN	0.1%
Engie SA (France)		7,532	115,856

WATER	0.9%
Essential Utilities, Inc.		13,742	669,785

WATER—FOREIGN	0.9%
Pennon Group PLC (United Kingdom)		21,600	316,496
United Utilities Group PLC (United Kingdom)		26,452	381,593

			698,089

TOTAL UTILITIES			3,232,954

TOTAL COMMON STOCK (Identified cost—$32,918,990)			37,460,277

MASTER LIMITED PARTNERSHIPS AND RELATED COMPANIES	0.5%
DIVERSIFIED MIDSTREAM	0.3%
Energy Transfer LP		26,017	248,983

PIPELINES—C-CORP	0.2%
NextDecade Corp.(b)		65,042	143,743

TOTAL MASTER LIMITED PARTNERSHIPS AND RELATED COMPANIES (Identified cost—$417,685)			392,726

PREFERRED SECURITIES—$25 PAR VALUE	7.9%
BANKS	0.7%
Bank of America Corp., 6.00%, Series GG(d)		2,321	60,578
Dime Community Bancshares, Inc., 5.50%, Series A(d)		5,287	132,915
First Horizon Corp., 4.70%, Series F(d)		1,574	37,902
First Republic Bank/CA, 4.50%, Series N(d)		1,575	37,438
JPMorgan Chase & Co., 6.00%, Series EE(d)		2,872	76,424
Signature Bank/New York NY, 5.00%, Series a(d)		2,952	73,062
Wells Fargo & Co., 4.75%, Series Z(d)		1,870	46,451
Western Alliance Bancorp, 4.25% to 9/30/26, Series A(d),(e)		2,998	75,609

			540,379

ELECTRIC	0.4%
CMS Energy Corp., 5.875%, due 3/1/79		3,008	80,073
CMS Energy Corp., 5.875%, due 10/15/78		668	17,829
Duke Energy Corp., 5.75%, Series A(d)		1,305	34,883
SCE Trust V, 5.45% to 3/15/26, Series K (TruPS)(d),(e)		6,561	164,353

			297,138

		Shares	Value
ELECTRIC—FOREIGN	0.4%
BIP Bermuda Holdings I Ltd., 5.125%, (Bermuda)(d)		2,140	$52,580
Brookfield Infrastructure Finance ULC, 5.00%, due 5/24/81 (Canada)		1,861	44,254
Brookfield Infrastructure Partners LP, 5.125%, Series 13 (Canada)(d)		9,106	216,996

			313,830

FINANCIAL	1.1%
DIVERSIFIED FINANCIAL SERVICES	0.9%
Carlyle Finance LLC, 4.625%, due 5/15/61		2,551	61,607
Federal Agricultural Mortgage Corp., 4.875%, Series G(d)		7,200	176,400
KKR Group Finance Co. IX LLC, 4.625%, due 4/1/61		2,275	55,851
Oaktree Capital Group LLC, 6.55%, Series B(d)		7,222	191,816
Synchrony Financial, 5.625%, Series A(d)		8,061	209,506

			695,180

INVESTMENT ADVISORY SERVICES	0.1%
Affiliated Managers Group Inc, 5.875%, due 3/30/59		3,660	97,356

INVESTMENT BANKER/BROKER	0.1%
Morgan Stanley, 6.375% to 10/15/24, Series I(d),(e)		2,374	64,715

TOTAL FINANCIAL			857,251

INSURANCE	1.7%
LIFE/HEALTH INSURANCE	1.0%
Athene Holding Ltd., 5.625%, Series B(d)		2,367	60,998
Athene Holding Ltd., 4.875%, Series D(d)		7,615	186,187
Brighthouse Financial, Inc., 5.375%, Series C(d)		9,321	230,322
CNO Financial Group, Inc., 5.125%, due 11/25/60		5,269	131,725
Equitable Holdings, Inc., 5.25%, Series A(d)		5,880	150,704
MetLife, Inc., 5.625%, Series E(d)		538	14,305

			774,241

MULTI-LINE	0.1%
Allstate Corp., 5.625%, Series G(d)		409	10,712
American International Group, Inc., 5.85%, Series A(d)		3,101	81,928

			92,640

PROPERTY CASUALTY	0.4%
Assurant, Inc., 5.25%, due 1/15/61		1,014	25,796
Enstar Group Ltd., 7.00% to 9/1/28, Series D(d),(e)		10,325	288,790

			314,586

		Shares	Value
REINSURANCE	0.1%
Arch Capital Group Ltd., 4.55%, Series G(d)		2,593	$62,725

REINSURANCE—FOREIGN	0.1%
RenaissanceRe Holdings Ltd., 5.75%, Series F (Bermuda)(d)		3,469	92,553

TOTAL INSURANCE			1,336,745

INTEGRATED TELECOMMUNICATIONS SERVICES	1.1%
AT&T, Inc., 4.75%, Series C(d)		3,100	76,167
Telephone and Data Systems, Inc., 6.625%, Series UU(d)		6,100	158,722
Telephone and Data Systems, Inc., 6.00%, Series VV(d)		8,525	216,279
United States Cellular Corp., 5.50%, due 3/1/70		5,814	145,175
United States Cellular Corp., 5.50%, due 6/1/70		4,864	121,892
United States Cellular Corp., 6.25%, due 9/1/69		4,595	117,954

			836,189

PIPELINES	0.2%
Energy Transfer LP, 7.60% to 5/15/24, Series E(d),(e)		6,122	152,438

PIPELINES—FOREIGN	0.3%
Enbridge, Inc., 5.949% to 6/1/23, Series 1 (Canada)(d),(e)		3,984	95,456
TC Energy Corp., 3.355% to 11/30/25, Series 11 (Canada)(d),(e)		6,302	119,977

			215,433

REAL ESTATE	1.3%
HOTEL	0.1%
Pebblebrook Hotel Trust, 6.375%, Series G(d)		4,000	100,040

INDUSTRIALS	0.4%
Monmouth Real Estate Investment Corp., 6.125%, Series C(d)		10,700	269,533
Rexford Industrial Realty, Inc., 5.625%, Series C(d)		2,700	69,228

			338,761

NET LEASE	0.2%
Spirit Realty Capital, Inc., 6.00%, Series A(d)		4,350	110,490

OFFICE	0.3%
Brookfield Property Partners LP, 5.75%, Series A(d)		4,462	101,511
Brookfield Property Preferred LP, 6.25%, due 7/26/81		3,000	74,910
Hudson Pacific Properties, Inc., 4.75%, Series C(d)		2,986	75,426

			251,847

		Shares	Value
RESIDENTIAL—SINGLE FAMILY	0.3%
American Homes 4 Rent, 5.875%, Series G(d)		9,364	$236,441

TOTAL REAL ESTATE			1,037,579

UTILITIES	0.7%
ELECTRIC—FOREIGN	0.3%
Algonquin Power & Utilities Corp., 6.875% to 10/17/23, due 10/17/78 (Canada)(e)		3,685	97,652
Brookfield BRP Holdings Canada, Inc., 4.625% (Canada)(d)		2,618	59,900
Brookfield BRP Holdings Canada, Inc., 4.875% (Canada)(d)		2,422	58,564

			216,116

GAS	0.4%
NiSource, Inc., 6.50% to 3/15/24, Series B(d),(e)		3,602	97,506
South Jersey Industries, Inc., 5.625%, due 9/16/79		9,734	249,483

			346,989

TOTAL UTILITIES			563,105

TOTAL PREFERRED SECURITIES—$25 PAR VALUE (Identified cost—$6,123,835)			6,150,087

		Principal Amount
PREFERRED SECURITIES—CAPITAL SECURITIES	39.6%
BANKS	8.7%
Ally Financial, Inc., 4.70% to 5/15/26, Series B(d),(e)		$104,000	103,145
Ally Financial, Inc., 4.70% to 5/15/28, Series C(d),(e)		260,000	258,050
Bank of America Corp., 5.875% to 3/15/28, Series FF(d),(e)		237,000	250,924
Bank of America Corp., 6.10% to 3/17/25, Series AA(d),(e)		440,000	474,586
Bank of America Corp., 6.25% to 9/5/24, Series X(d),(e)		403,000	427,432
Bank of America Corp., 6.50% to 10/23/24, Series Z(d),(e)		85,000	91,690
Capital One Financial Corp., 3.95% to 9/1/26, Series M(d),(e)		116,000	113,680
Citigroup, Inc., 3.875% to 2/18/26(d),(e)		280,000	273,280
Citigroup, Inc., 4.00% to 12/10/25, Series W(d),(e)		153,000	151,470
Citigroup, Inc., 4.15% to 11/15/26, Series Y(d),(e)		98,000	95,866
Citigroup, Inc., 5.00% to 9/12/24, Series U(d),(e)		401,000	406,470
Citigroup, Inc., 5.95% to 5/15/25, Series P(d),(e)		495,000	523,462
Citigroup, Inc., 6.25% to 8/15/26, Series T(d),(e)		277,000	306,777
Comerica, Inc., 5.625% to 7/1/25(d),(e)		98,000	105,713
Farm Credit Bank of Texas, 5.70% to 9/15/25, Series 4, 144A(a),(d),(e)		125,000	133,750

		Principal Amount	Value
Goldman Sachs Capital I, 6.345%, due 2/15/34 (TruPS)		$69,000	$90,231
Goldman Sachs Group, Inc./The, 3.65% to 8/10/26, Series U(d),(e)		132,000	125,895
Goldman Sachs Group, Inc./The, 4.125% to 11/10/26, Series V(d),(e)		117,000	114,309
JPMorgan Chase & Co., 3.65% to 6/1/26, Series KK(d),(e)		131,000	126,267
JPMorgan Chase & Co., 4.60% to 2/1/25, Series HH(d),(e)		68,000	67,830
JPMorgan Chase & Co., 5.00% to 8/1/24, Series FF(d),(e)		185,000	188,353
JPMorgan Chase & Co., 6.10% to 10/1/24, Series X(d),(e)		345,000	366,347
JPMorgan Chase & Co., 6.125% to 4/30/24, Series U(d),(e)		280,000	292,600
JPMorgan Chase & Co., 6.75% to 2/1/24, Series S(d),(e)		90,000	96,419
M&T Bank Corp., 3.50% to 9/1/26(d),(e)		83,000	78,237
PNC Financial Services Group, Inc./The, 3.40% to 9/15/26, Series T(d),(e)		67,000	63,314
Regions Financial Corp., 5.75% to 6/15/25, Series D(d),(e)		50,000	53,880
SVB Financial Group, 4.00% to 5/15/26, Series C(d),(e)		210,000	204,376
SVB Financial Group, 4.25% to 11/15/26, Series D(d),(e)		210,000	207,112
SVB Financial Group, 4.70% to 11/15/31, Series E(d),(e)		110,000	109,609
Truist Financial Corp., 4.95% to 9/1/25, Series P(d),(e)		88,000	93,361
US Bancorp, 3.70% to 1/15/27(d),(e)		121,000	116,583
Wells Fargo & Co., 3.90% to 3/15/26, Series BB(d),(e)		503,000	498,511
Wells Fargo & Co., 5.875% to 6/15/25, Series U(d),(e)		170,000	182,163

			6,791,692

BANKS—FOREIGN	14.0%
Abanca Corp. Bancaria SA, 6.00% to 1/20/26 (Spain)(d),(e),(f),(g)		400,000	463,070
Banco Bilbao Vizcaya Argentaria SA, 6.125% to 11/16/27 (Spain)(d),(e),(g)		200,000	205,750
Banco Mercantil del Norte SA/Grand Cayman, 6.625% to 1/24/32, 144A (Mexico)(a),(d),(e),(g)		200,000	193,560
Banco Santander SA, 7.50% to 2/8/24 (Spain)(d),(e),(f),(g)		200,000	212,981
Bank of Ireland Group PLC, 7.50% to 5/19/25 (Ireland)(d),(e),(f),(g)		200,000	254,675
Bank of Nova Scotia/The, 4.90% to 6/4/25 (Canada)(d),(e)		140,000	146,300
Barclays PLC, 5.875% to 9/15/24 (United Kingdom)(d),(e),(f),(g)		200,000	277,103
Barclays PLC, 6.125% to 12/15/25 (United Kingdom)(d),(e),(g)		200,000	212,940
Barclays PLC, 8.00% to 6/15/24 (United Kingdom)(d),(e),(g)		400,000	436,888
BNP Paribas SA, 7.375% to 8/19/25, 144A (France)(a),(d),(e),(g)		200,000	223,799
Credit Agricole SA, 6.875% to 9/23/24, 144A (France)(a),(d),(e),(g)		200,000	214,978
Credit Agricole SA, 7.875% to 1/23/24, 144A (France)(a),(d),(e),(g)		400,000	434,710
Credit Agricole SA, 8.125% to 12/23/25, 144A (France)(a),(d),(e),(g)		200,000	231,925
Credit Suisse Group AG, 6.25% to 12/18/24, 144A (Switzerland)(a),(d),(e),(g)		200,000	210,250

	Principal Amount	Value
Credit Suisse Group AG, 6.375% to 8/21/26, 144A (Switzerland)(a),(d),(e),(g)	$400,000	$418,500
Deutsche Bank AG, 4.789% to 4/30/25 (Germany)(d),(e),(f),(g)	400,000	387,162
Deutsche Bank AG, 7.50% to 4/30/25 (Germany)(d),(e),(g)	200,000	212,750
HSBC Capital Funding Dollar 1 LP, 10.176% to 6/30/30, 144A (United Kingdom)(a),(d),(e)	65,000	105,625
HSBC Holdings PLC, 6.00% to 5/22/27 (United Kingdom)(d),(e),(g)	200,000	211,626
HSBC Holdings PLC, 6.375% to 3/30/25 (United Kingdom)(d),(e),(g)	200,000	211,719
Iccrea Banca SpA, 4.75% to 10/18/26, due 1/18/32, Series EMTN (Italy)(e),(f)	200,000	226,297
ING Groep N.V., 4.875% to 5/16/29 (Netherlands)(d),(e),(f),(g)	200,000	195,875
ING Groep N.V., 5.75% to 11/16/26 (Netherlands)(d),(e),(g)	200,000	210,417
Intesa Sanpaolo SpA, 5.50% to 3/1/28, Series EMTN (Italy)(d),(e),(f),(g)	250,000	296,491
Intesa Sanpaolo SpA, 7.70% to 9/17/25, 144A (Italy)(a),(d),(e),(g)	200,000	220,000
Lloyds Banking Group PLC, 7.50% to 6/27/24 (United Kingdom)(d),(e),(g)	200,000	217,298
Lloyds Banking Group PLC, 7.50% to 9/27/25 (United Kingdom)(d),(e),(g)	400,000	443,873
Macquarie Bank Ltd./London, 6.125% to 3/8/27, 144A (Australia)(a),(d),(e),(g)	200,000	209,417
Nationwide Building Society, 5.75% to 6/20/27 (United Kingdom)(d),(e),(f),(g)	200,000	282,967
Natwest Group PLC, 6.00% to 12/29/25 (United Kingdom)(d),(e),(g)	200,000	211,120
Natwest Group PLC, 8.00% to 8/10/25 (United Kingdom)(d),(e),(g)	200,000	225,565
Royal Bank of Canada, 3.65% to 10/24/26, due 11/24/81 (Canada)(e)	200,000	149,238
Royal Bank of Canada, 4.50% to 10/24/25, due 11/24/80, Series 1 (Canada)(e)	200,000	161,528
Societe Generale SA, 4.75% to 5/26/26, 144A (France)(a),(d),(e),(g)	200,000	198,082
Societe Generale SA, 6.75% to 4/6/28, 144A (France)(a),(d),(e),(g)	200,000	213,500
Societe Generale SA, 7.875% to 12/18/23, 144A (France)(a),(d),(e),(g)	400,000	429,440
Societe Generale SA, 8.00% to 9/29/25, 144A (France)(a),(d),(e),(g)	200,000	225,987
Standard Chartered PLC, 6.00% to 7/26/25, 144A (United Kingdom)(a),(d),(e),(g)	200,000	209,500
Standard Chartered PLC, 7.75% to 4/2/23, 144A (United Kingdom)(a),(d),(e),(g)	200,000	210,582

		Principal Amount	Value
UBS Group AG, 6.875% to 8/7/25 (Switzerland)(d),(e),(f),(g)		$200,000	$217,724
UBS Group AG, 7.00% to 1/31/24, 144A (Switzerland)(a),(d),(e),(g)		400,000	423,030
Unicaja Banco SA, 4.875% to 11/18/26 (Spain)(d),(e),(f),(g)		200,000	220,040
UniCredit SpA, 8.00% to 6/3/24 (Italy)(d),(e),(f),(g)		200,000	217,100

			10,881,382

ELECTRIC	1.6%
American Electric Power Co., Inc., 3.875% to 11/15/26, due 2/15/62(e)		101,000	99,177
CenterPoint Energy, Inc., 6.125% to 9/1/23, Series A(d),(e)		170,000	173,950
CMS Energy Corp., 4.75% to 3/1/30, due 6/1/50(e)		65,000	68,881
Dominion Energy, Inc., 4.35 to 1/15/27, Series C(d),(e)		127,000	128,270
Dominion Energy, Inc., 4.65 to 12/15/24, Series B(d),(e)		120,000	123,600
Duke Energy Corp., 3.25% to 1/15/27, due 1/15/82(e)		18,000	16,849
Duke Energy Corp., 4.875% to 9/16/24(d),(e)		300,000	309,750
Southern Co./The, 3.75% to 6/15/26, due 9/15/51, Series 21-A(e)		165,000	161,431
Southern Co./The, 4.00% to 10/15/25, due 1/15/51, Series B(e)		190,000	191,902

			1,273,810

ELECTRIC—FOREIGN	0.8%
Electricite de France SA, 5.00% to 1/22/26, Series EMTN (France)(d),(e),(f)		200,000	240,996
Emera, Inc., 6.75% to 6/15/26, due 6/15/76, Series 16-A (Canada)(e)		313,000	354,081

			595,077

FINANCIAL	2.5%
CREDIT CARD	0.2%
American Express Co., 3.55% to 9/15/26(d),(e)		131,000	125,760
Discover Financial Services, 6.125% to 6/23/25, Series D(d),(e)		40,000	43,202

			168,962

DIVERSIFIED FINANCIAL SERVICES	0.6%
Aircastle Ltd., 5.25% to 6/15/26, 144A(a),(d),(e)		60,000	60,000
Ares Finance Co. III LLC, 4.125% to 6/30/26, due 6/30/51, 144A(a),(e)		165,000	164,364
ILFC E-Capital Trust II, 3.62% (30 Year CMT + 1.80%), due 12/21/65, 144A (FRN) (TruPS)(a),(h)		210,000	183,225

			407,589

		Principal Amount	Value
INVESTMENT ADVISORY SERVICES—FOREIGN	0.5%
Julius Baer Group Ltd., 4.875% to 10/8/26 (Switzerland)(d),(e),(f),(g)		$400,000	$406,398

INVESTMENT BANKER/BROKER	1.2%
Charles Schwab Corp./The, 4.00% to 6/1/26, Series I(d),(e)		482,000	476,785
Charles Schwab Corp./The, 4.00% to 12/1/30, Series H(d),(e)		191,000	187,375
Charles Schwab Corp./The, 5.375% to 6/1/25, Series G(d),(e)		252,000	271,908

			936,068

TOTAL FINANCIAL			1,919,017

INSURANCE	6.1%
FINANCE	0.2%
Liberty Mutual Group, Inc., 4.125% to 9/15/26, due 12/15/51, 144A(a),(e)		138,000	136,143

LIFE/HEALTH INSURANCE	1.5%
Equitable Holdings, Inc., 4.95% to 9/15/25, Series B(d),(e)		180,000	185,400
MetLife, Inc., 10.75%, due 8/1/69		200,000	328,336
SBL Holdings, Inc., 6.50% to 11/13/26, 144A(a),(d),(e)		150,000	142,875
SBL Holdings, Inc., 7.00% to 5/13/25, 144A(a),(d),(e)		290,000	286,012
Voya Financial, Inc., 6.125% to 9/15/23, Series A(d),(e)		225,000	233,438

			1,176,061

LIFE/HEALTH INSURANCE—FOREIGN	1.2%
Phoenix Group Holdings PLC, 5.625% to 1/29/25 (United Kingdom)(d),(e),(f),(g)		400,000	410,222
Rothesay Life PLC, 4.875% to 4/13/27, Series NC6 (United Kingdom)(d),(e),(f),(g)		200,000	194,896
Rothesay Life PLC, 6.875% to 9/12/28 (United Kingdom)(d),(e),(f),(g)		200,000	296,072

			901,190

MULTI-LINE	0.1%
Hartford Financial Services Group, Inc./The, 2.281% (3 Month US LIBOR + 2.125%), due 2/12/67, 144A, Series ICON (FRN)(a),(h)		100,000	96,274

MULTI-LINE—FOREIGN	0.2%
AXA SA, 6.379% to 12/14/36, 144A (France)(a),(d),(e)		100,000	135,750

PROPERTY CASUALTY	1.2%
Assurant, Inc., 7.00% to 3/27/28, due 3/27/48(e)		500,000	568,750
Enstar Finance LLC, 5.50% to 1/15/27, due 1/15/42(e)		120,000	118,585
Enstar Finance LLC, 5.75% to 9/1/25, due 9/1/40(e)		130,000	134,709
Markel Corp., 6.00% to 6/1/25(d),(e)		130,000	138,937

			960,981

		Principal Amount	Value
PROPERTY CASUALTY—FOREIGN	1.1%
Athora Netherlands NV, 6.25% to 11/16/22 (Netherlands)(d),(e),(f)		$200,000	$205,457
Lancashire Holdings Ltd., 5.625% to 3/18/31, due 9/18/41 (United Kingdom)(e),(f)		200,000	211,054
QBE Insurance Group Ltd., 5.875% to 5/12/25, 144A (Australia)(a),(d),(e)		400,000	424,000

			840,511

REINSURANCE	0.6%
AXIS Specialty Finance LLC, 4.90% to 1/15/30, due 1/15/40(e)		300,000	313,084
Global Atlantic Fin Co., 4.70% to 7/15/26, due 10/15/51, 144A(a),(e)		182,000	181,600

			494,684

TOTAL INSURANCE			4,741,594

INTEGRATED TELECOMMUNICATIONS SERVICES—FOREIGN	0.3%
Vodafone Group PLC, 4.125% to 3/4/31, due 6/4/81 (United Kingdom)(e)		160,000	152,683
Vodafone Group PLC, 7.00% to 1/4/29, due 4/4/79 (United Kingdom)(e)		75,000	86,312

			238,995

OIL & GAS—FOREIGN	0.7%
BP Capital Markets PLC, 4.375% to 6/22/25 (United Kingdom)(d),(e)		235,000	241,462
BP Capital Markets PLC, 4.875% to 3/22/30 (United Kingdom)(d),(e)		305,000	322,919

			564,381

PIPELINES	0.3%
Energy Transfer LP, 6.50% to 11/15/26, Series H(d),(e)		120,000	123,037
Energy Transfer LP, 7.125% to 5/15/30, Series G(d),(e)		130,000	132,519

			255,556

		Principal Amount	Value
PIPELINES—FOREIGN	2.1%
Enbridge, Inc., 5.75% to 4/15/30, due 7/15/80, Series 20-A (Canada)(e)		$315,000	$345,713
Enbridge, Inc., 6.00% to 1/15/27, due 1/15/77, Series 16-A (Canada)(e)		300,000	318,652
Enbridge, Inc., 6.25% to 3/1/28, due 3/1/78 (Canada)(e)		80,000	85,700
Transcanada Trust, 5.50% to 9/15/29, due 9/15/79 (Canada)(e)		283,000	298,211
Transcanada Trust, 5.625% to 5/20/25, due 5/20/75 (Canada)(e)		175,000	181,125
Transcanada Trust, 5.875% to 8/15/26, due 8/15/76, Series 16-A (Canada)(e)		420,000	449,610

			1,679,011

REAL ESTATE—RETAIL—FOREIGN	0.8%
Scentre Group Trust 2, 4.75% to 6/24/26, due 9/24/80, 144A (Australia)(a),(e)		400,000	411,000
Scentre Group Trust 2, 5.125% to 6/24/30, due 9/24/80, 144A (Australia)(a),(e)		200,000	206,494

			617,494

UTILITIES	1.7%
ELECTRIC	1.4%
Edison International, 5.00% to 12/15/26, Series B(d),(e)		222,000	221,707
Edison International, 5.375% to 3/15/26, Series A(d),(e)		203,000	206,172
NextEra Energy Capital Holdings, Inc., 3.80% to 3/15/27, due 3/15/82(d)(e)		136,000	133,849
NextEra Energy Capital Holdings, Inc., 5.65% to 5/1/29, due 5/1/79(e)		55,000	61,222
Sempra Energy, 4.125% to 1/1/27, due 4/1/52(e)		160,000	156,186
Sempra Energy, 4.875% to 10/15/25(d),(e)		265,000	277,839

			1,056,975

ELECTRIC—FOREIGN	0.2%
Algonquin Power & Utilities Corp., 4.75% to 1/18/27, due 1/18/82 (Canada)(e)		200,000	197,824

GAS	0.1%
South Jersey Industries, Inc., 5.02%, due 4/15/31		40,000	42,788

TOTAL UTILITIES			1,297,587

TOTAL PREFERRED SECURITIES—CAPITAL SECURITIES (Identified cost—$30,643,322)			30,855,596

		Shares	Value
SHORT-TERM INVESTMENTS	2.5%
MONEY MARKET FUNDS
State Street Institutional Treasury Money Market Fund, Premier Class, 0.01%(i)		1,942,554	$1,942,554

TOTAL SHORT-TERM INVESTMENTS (Identified cost—$1,942,554)			1,942,554

PURCHASED OPTION CONTRACTS (Premiums paid—$20,808)	0.0%		33,124

TOTAL INVESTMENTS IN SECURITIES (Identified cost—$73,263,020)	100.1%		77,953,553
WRITTEN OPTION CONTRACTS (Premiums received—$76,179)	(0.1)		(88,551)
OTHER ASSETS IN EXCESS OF LIABILITIES	0.0		38,336

NET ASSETS	100.0%		$77,903,338

Over-The-Counter Option Contracts

Purchased Options
Interest Rate Swaptions
Description	Counterparty	Exercise Rate	Expiration Date	Notional Amount(j)	Premiums Paid	Value
Option to receive 3-month LIBOR Quarterly, Pay 1.75% Semiannually, maturing 4/5/32	Goldman Sachs International	1.75%	4/1/22	$746,000	$12,452	$14,631
Option to receive 3-month LIBOR Quarterly, Pay 1.48% Semiannually, maturing 4/22/32	Goldman Sachs International	1.48%	4/20/22	450,000	8,356	18,493

				$1,196,000	$20,808	$33,124

Written Options
Interest Rate Swaptions
Description	Counterparty	Exercise Rate	Expiration Date	Notional Amount(j)	Premiums Received	Value
Option to pay 3-month LIBOR Quarterly, Receive 2.05% Semiannually, maturing 4/5/32	Goldman Sachs International	2.05%	4/1/22	$(746,000)	$(6,653)	$(4,901)
Option to pay 3-month LIBOR Quarterly, Receive 1.78% Semiannually, maturing 4/22/32	Goldman Sachs International	1.78%	4/20/22	(450,000)	(4,440)	(9,079)

				$(1,196,000)	$(11,093)	$(13,980)

Equity Options
Description	Counterparty	Exercise Price	Expiration Date	Number of Contracts	Notional Amount(k)	Premiums Received	Value
Call — Aena SME SA	Goldman Sachs International	$153.02	3/18/22	(893)	$(143,614)	$(2,110)	$(1,654)
Call — Anglo American PLC	Goldman Sachs International	37.99	3/18/22	(3,978)	(172,698)	(2,860)	(928)
Call — Avalonbay Communities, Inc.	Goldman Sachs International	252.11	3/18/22	(432)	(105,507)	(1,748)	(2,876)
Call — Canadian National Railway Co.	Goldman Sachs International	160.05	3/18/22	(494)	(60,210)	(1,040)	(1,062)
Call — CenterPoint Energy, Inc.	Goldman Sachs International	28.33	3/18/22	(2,291)	(64,973)	(1,201)	(2,135)
Call — Crown Castle International Corp.	Goldman Sachs International	190.32	3/18/22	(2,236)	(408,092)	(7,983)	(6,360)
Call — Digital Realty Trust, Inc.	Goldman Sachs International	161.57	3/18/22	(1,046)	(156,095)	(2,976)	(1,061)
Call — Duke Realty Corp.	Goldman Sachs International	60.36	3/18/22	(2,670)	(154,273)	(2,831)	(3,056)
Call — Engie	Goldman Sachs International	14.18	3/18/22	(1,883)	(28,673)	(538)	(536)
Call — Equinix, Inc.	Goldman Sachs International	774.87	3/18/22	(20)	(14,498)	(215)	(243)
Call — Healthcare Trust of America, Inc.	Goldman Sachs International	34.19	3/18/22	(609)	(19,823)	(471)	(859)
Call — Healthpeak Properties, Inc.	Goldman Sachs International	36.54	3/18/22	(838)	(29,640)	(440)	(397)
Call — Host Hotels & Resorts, Inc.	Goldman Sachs International	18.83	3/18/22	(1,205)	(20,895)	(301)	(413)
Call — Kirkland Lake Gold, Ltd.	Goldman Sachs International	56.55	3/18/22	(4,132)	(155,639)	(3,412)	(1,971)
Call — National Grid PLC	Goldman Sachs International	10.99	3/18/22	(11,645)	(169,080)	(3,105)	(3,484)

Description	Counterparty	Exercise Price	Expiration Date	Number of Contracts	Notional Amount(k)	Premiums Received	Value
Call — Nisource, Inc.	Goldman Sachs International	28.00	3/18/22	(3,134)	$(91,450)	$(1,696)	$(4,385)
Call — Norfolk Southern Corp.	Goldman Sachs International	290.81	3/18/22	(355)	(96,556)	(1,804)	(820)
Call — PG&E Corp.	Goldman Sachs International	13.51	3/18/22	(9,190)	(117,540)	(1,849)	(3,104)
Call — Prologis, Inc.	Goldman Sachs International	164.28	3/18/22	(618)	(96,915)	(1,643)	(1,639)
Call — Public Service Enterprise Group, Inc.	Goldman Sachs International	66.72	3/18/22	(1,375)	(91,479)	(1,667)	(2,371)
Call — Public Storage	Goldman Sachs International	370.58	3/18/22	(544)	(195,040)	(3,041)	(3,454)
Call — Simon Property Group, Inc.	Goldman Sachs International	160.59	3/18/22	(772)	(113,638)	(2,077)	(1,886)
Call — Suncor Energy, Inc.	Goldman Sachs International	37.64	3/18/22	(4,258)	(121,662)	(2,101)	(3,884)
Call — Targa Resources Corp.	Goldman Sachs International	61.81	3/18/22	(4,604)	(272,004)	(3,835)	(9,646)
Call — TC Energy Corp.	Goldman Sachs International	64.12	3/18/22	(4,047)	(208,980)	(4,126)	(8,892)
Call — Ventas, Inc.	Goldman Sachs International	56.20	3/18/22	(1,019)	(54,027)	(894)	(895)
Call — Vinci SA	Goldman Sachs International	102.67	3/18/22	(3,149)	(341,958)	(5,507)	(3,901)
Call — Waste Management, Inc.	Goldman Sachs International	156.75	3/18/22	(383)	(57,619)	(1,074)	(859)
Call — Welltower, Inc.	Goldman Sachs International	93.07	3/18/22	(1,913)	(165,723)	(2,541)	(1,800)

				(69,733)	$(3,728,292)	$(65,086)	$(74,571)

Forward Foreign Currency Exchange Contracts

Counterparty	Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Appreciation (Depreciation)
Brown Brothers Harriman	CAD	556,803	USD	440,802	2/2/22	$2,771
Brown Brothers Harriman	EUR	2,279,109	USD	2,593,375	2/2/22	32,910
Brown Brothers Harriman	GBP	658,899	USD	892,238	2/2/22	6,085
Brown Brothers Harriman	USD	437,852	CAD	556,803	2/2/22	179
Brown Brothers Harriman	USD	1,737,004	EUR	1,549,361	2/2/22	3,626
Brown Brothers Harriman	USD	277,653	EUR	244,712	2/2/22	(2,731)
Brown Brothers Harriman	USD	55,130	EUR	48,300	2/2/22	(867)
Brown Brothers Harriman	USD	265,890	EUR	234,287	2/2/22	(2,681)
Brown Brothers Harriman	USD	229,420	EUR	202,449	2/2/22	(1,979)
Brown Brothers Harriman	USD	884,098	GBP	658,899	2/2/22	2,056
Brown Brothers Harriman	CAD	552,321	USD	434,283	3/2/22	(216)
Brown Brothers Harriman	EUR	1,528,460	USD	1,714,397	3/2/22	(3,712)
Brown Brothers Harriman	GBP	645,517	USD	865,909	3/2/22	(2,087)

						$33,354

Glossary of Portfolio Abbreviations

CAD	Canadian Dollar
CMT	Constant Maturity Treasury
EMTN	Euro Medium Term Note
EUR	Euro Currency
FRN	Floating Rate Note
GBP	Great British Pound
LIBOR	London Interbank Offered Rate
MLP	Master Limited Partnership
REIT	Real Estate Investment Trust
TruPS	Trust Preferred Securities
USD	United States Dollar

Note: Percentages indicated are based on the net assets of the Fund.

(a)

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. Aggregate holdings amounted to $8,504,902 which represents 10.9% of the net assets of the Fund, of which 0.0% are illiquid.

(b)	Non-income producing security.
(c)	Stapled security - consists of unit of a trust and a share of the company which cannot be sold separately.
(d)	Perpetual security. Perpetual securities have no stated maturity date, but they may be called/redeemed by the issuer.
(e)	Security converts to floating rate after the indicated fixed-rate coupon period.

(f)

Securities exempt from registration under Regulation S of the Securities Act of 1933. These securities are subject to resale restrictions. Aggregate holdings amounted to $5,216,580 which represents 6.7% of the net assets of the Fund, of which 0.0% are illiquid.

(g)

Contingent Capital security (CoCo). CoCos are debt or preferred securities with loss absorption characteristics built into the terms of the security for the benefit of the issuer. Aggregate holdings amounted to $11,399,982 or 14.6% of the net assets of the Fund.

(h)	Variable rate. Rate shown is in effect at January 31, 2022.
(i)	Rate quoted represents the annualized seven-day yield.
(j)	Represents the notional amount of the underlying swap contract.
(k)	Represents the number of contracts multiplied by notional contract size multiplied by the underlying price.

Country Summary	% of Net Assets
United States	51.0
Canada	10.7
United Kingdom	8.9
France	5.7
Australia	3.9
Spain	3.2
China	2.3
Switzerland	2.2
Japan	1.7
Italy	1.5
Germany	1.3
Netherlands	1.0
South Africa	0.9
Hong Kong	0.6
Singapore	0.6
Other (includes short-term investments)	4.5

100.0

COHEN & STEERS ALTERNATIVE INCOME FUND, INC.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

Note 1. Portfolio Valuation

Investments in securities that are listed on the New York Stock Exchange (NYSE) are valued, except as indicated below, at the last sale price reflected at the close of the NYSE on the business day as of which such value is being determined. If there has been no sale on such day, the securities are valued at the mean of the closing bid and ask prices on such day or, if no ask price is available, at the bid price. Forward foreign currency exchange contracts are valued daily at the prevailing forward exchange rate. Exchange-traded options are valued at their last sale price as of the close of options trading on applicable exchanges on the valuation date. In the absence of a last sale price on such day, options are valued at the average of the quoted bid and ask prices as of the close of business. Over-the-counter (OTC) options are valued based upon prices provided by a third-party pricing service or counterparty.

Securities not listed on the NYSE but listed on other domestic or foreign securities exchanges (including NASDAQ) are valued in a similar manner. Securities traded on more than one securities exchange are valued at the last sale price reflected at the close of the exchange representing the principal market for such securities on the business day as of which such value is being determined. If after the close of a foreign market, but prior to the close of business on the day the securities are being valued, market conditions change significantly, certain non-U.S. equity holdings may be fair valued pursuant to procedures established by the Board of Directors.

Readily marketable securities traded in the OTC market, including listed securities whose primary market is believed by Cohen & Steers Capital Management, Inc. (the investment advisor) to be OTC, are valued on the basis of prices provided by a third-party pricing service or third-party broker-dealers when such prices are believed by the investment advisor, pursuant to delegation by the Board of Directors, to reflect the fair value of such securities.

Fixed-income securities are valued on the basis of prices provided by a third-party pricing service or third-party broker-dealers when such prices are believed by the investment advisor, pursuant to delegation by the Board of Directors, to reflect the fair value of such securities. The pricing services or broker-dealers use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services or broker-dealers may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services or broker-dealers also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or characteristics such as benchmark yield curves, option-adjusted spreads, credit spreads, estimated default rates, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features which are then used to calculate the fair values.

Short-term debt securities with a maturity date of 60 days or less are valued at amortized cost, which approximates fair value. Investments in open-end mutual funds are valued at net asset value (NAV).

The policies and procedures approved by the Fund’s Board of Directors delegate authority to make fair value determinations to the investment advisor, subject to the oversight of the Board of Directors. The investment advisor has established a valuation committee (Valuation Committee) to administer, implement and oversee the fair valuation process according to the policies and procedures approved annually by the Board of Directors. Among other things, these procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

COHEN & STEERS ALTERNATIVE INCOME FUND, INC.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

Securities for which market prices are unavailable, or securities for which the investment advisor determines that the bid and/or ask price or a counterparty valuation does not reflect market value, will be valued at fair value, as determined in good faith by the Valuation Committee, pursuant to procedures approved by the Fund’s Board of Directors. Circumstances in which market prices may be unavailable include, but are not limited to, when trading in a security is suspended, the exchange on which the security is traded is subject to an unscheduled close or disruption or material events occur after the close of the exchange on which the security is principally traded. In these circumstances, the Fund determines fair value in a manner that fairly reflects the market value of the security on the valuation date based on consideration of any information or factors it deems appropriate. These may include, but are not limited to, recent transactions in comparable securities, information relating to the specific security and developments in the markets.

Foreign equity fair value pricing procedures utilized by the Fund may cause certain non-U.S. equity holdings to be fair valued on the basis of fair value factors provided by a pricing service to reflect any significant market movements between the time the Fund values such securities and the earlier closing of foreign markets.

The Fund’s use of fair value pricing may cause the NAV of Fund shares to differ from the NAV that would be calculated using market quotations. Fair value pricing involves subjective judgments and it is possible that the fair value determined for a security may be materially different than the value that could be realized upon the sale of that security.

Fair value is defined as the price that the Fund would expect to receive upon the sale of an investment or expect to pay to transfer a liability in an orderly transaction with an independent buyer in the principal market or, in the absence of a principal market, the most advantageous market for the investment or liability. The hierarchy of inputs that are used in determining the fair value of the Fund’s investments is summarized below.

•	Level 1 — quoted prices in active markets for identical investments
•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, credit risk, etc.)
•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing investments may or may not be an indication of the risk associated with those investments. Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy.

The following is a summary of the inputs used as of January 31, 2022 in valuing the Fund’s investments carried at value:

COHEN & STEERS ALTERNATIVE INCOME FUND, INC.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

	Total	Quoted Prices in Active Markets for Identical Investments (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Closed-End Funds	$1,119,189	$1,119,189	$—	$—
Common Stock:
Airports — Foreign	886,102	—	886,102	—
Communications — Towers	4,627,248	3,955,090	672,158	—
Electric — Foreign	1,313,877	227,450	1,086,427	—
Energy	907,216	454,932	452,284	—
Infrastructure — Foreign	108,570	—	108,570	—
Marine Ports — Foreign	1,090,743	298,783	791,960	—
Materials	1,927,391	1,225,991	701,400	—
Railways — Foreign	401,233	225,237	175,996	—
Real Estate	11,950,788	7,455,421	4,495,367	—
Toll Roads — Foreign	1,928,164	157,639	1,770,525	—
Utilities	3,232,954	2,350,152	882,802	—
Other Industries	9,085,991	9,085,991	—	—
Master Limited Partnerships and Related Companies	392,726	392,726	—	—
Preferred Securities — $25 Par Value	6,150,087	6,150,087	—
Preferred Securities — Capital Securities	30,855,596	—	30,855,596	—
Short-Term Investments	1,942,554	—	1,942,554	—
Purchased Option Contracts	33,124	—	33,124	—

Total Investments in Securities(a)	$77,953,553	$33,098,688	$44,854,865	$—

Forward Foreign Currency Exchange Contracts	$47,627	$—	$47,627	$—

Total Derivative Assets(a)	$47,627	$—	$47,627	$—

Forward Foreign Currency Exchange Contracts	$(14,273)	$—	$(14,273)	$—
Written Option Contracts	(88,551)	—	(88,551)	—

Total Derivative Liabilities(a)	$(102,824)	$—	$(102,824)	$—

(a)	Portfolio holdings are disclosed individually on the Schedule of Investments.

Note 2. Derivative Investments

Forward Foreign Currency Exchange Contracts: The Fund enters into forward foreign currency exchange contracts to hedge the currency exposure associated with certain of its non-U.S. dollar denominated securities. A

COHEN & STEERS ALTERNATIVE INCOME FUND, INC.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

forward foreign currency exchange contract is a commitment between two parties to purchase or sell foreign currency at a set price on a future date. The market value of a forward foreign currency exchange contract fluctuates with changes in foreign currency exchange rates. These contracts are marked to market daily and the change in value is recorded by the Fund as unrealized appreciation and/or depreciation on forward foreign currency exchange contracts. Realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed are included in net realized gain or loss on forward foreign currency exchange contracts. For federal income tax purposes, the Fund has made an election to treat gains and losses from forward foreign currency exchange contracts as capital gains and losses.

Forward foreign currency exchange contracts involve elements of market risk in excess of the amounts reflected on the Schedule of Investments. The Fund bears the risk of an unfavorable change in the foreign exchange rate underlying the contract. Risks may also arise upon entering these contracts from the potential inability of the counterparties to meet the terms of their contracts. In connection with these contracts, securities may be identified as collateral in accordance with the terms of the respective contracts.

Option Contracts: The Fund may purchase and write exchange-listed and OTC put or call options on securities, stock indices and other financial instruments for hedging purposes, to enhance portfolio returns and/or reduce overall volatility.

When the Fund writes (sells) an option, an amount equal to the premium received by the Fund is recorded as a liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option written. When an option expires, the Fund realizes a gain on the option to the extent of the premium received. Premiums received from writing options which are exercised or closed are added to or offset against the proceeds or amount paid on the transaction to determine the realized gain or loss. If a put option on a security is exercised, the premium reduces the cost basis of the security purchased by the Fund. If a call option is exercised, the premium is added to the proceeds of the security sold to determine the realized gain or loss. The Fund, as writer of an option, bears the market risk of an unfavorable change in the price of the underlying investment. Other risks include the possibility of an illiquid options market or the inability of the counterparties to fulfill their obligations under the contracts.

Put and call options purchased are accounted for in the same manner as portfolio securities. Premiums paid for purchasing options which expire are treated as realized losses. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying investment transaction to determine the realized gain or loss when the underlying transaction is executed. The risk associated with purchasing an option is that the Fund pays a premium whether or not the option is exercised. Additionally, the Fund bears the risk of loss of the premium and change in market value should the counterparty not perform under the contract.

Interest Rate Swaption Contracts: The Fund may write or purchase interest rate swaptions which are options to enter into a pre-defined swap agreement at a specified date in the future. The writer of the swaption becomes the counterparty to the swap if the buyer exercises the swaption. The interest rate swaption agreement will specify whether the buyer of the swaption will be a fixed-rate receiver or a fixed-rate payer upon exercise.

The following summarizes the volume of the Fund’s option contracts and forward foreign currency exchange contracts activity for the three months ended January 31, 2022:

COHEN & STEERS ALTERNATIVE INCOME FUND, INC.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

	Purchased Option Contracts(a)	Written Option Contracts(a)	Forward Foreign Currency Exchange Contracts
Average Notional Amount	$1,196,000	$4,915,218	$3,826,346

(a)

Notional amount for swaption contracts represents the notional amount of the underlying swap contract. Notional amount for all other option contracts is calculated using the number of contracts multiplied by notional contract size multiplied by the underlying price.